Pilot Plant (Details) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Pilot Plant
Balance			$ 12,338,741	$ (22,377,444)	$ (22,377,444)
Costs transferred from asset under construction						$ 25,964,026
Decommissioning provision						136,280
Amortisation	$ (3,906,410)	$ (3,310,466)	(11,249,269)	$ (8,035,456)	(11,360,466)	(3,722,862)
Decommissioning provision						(136,280)
Additions			1,279,723		2,764,138
Effect of movement in foreign exchange rates			213,841		(1,442,375)
Balance	$ 2,583,036		$ 2,583,036		$ 12,338,741	$ (22,377,444)